Financial Instruments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value		R$ 10,338,902	R$ 12,405,227
Total financial assets, fair value		10,438,723	12,475,928
Total financial liabilities, fair value		18,727,925	19,801,787
Total financial liabilities, book value		19,404,557	20,181,117
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value		17,989,222	19,256,319
Total financial liabilities, book value		18,665,854	19,635,649
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value		738,703	545,468
Total financial liabilities, book value		738,703	545,468
Sectorial Financial Liabilities [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[1]	483,255	293,179
Total financial liabilities, book value	[1]	483,255	293,179
I C M S Installment Payment [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[2]	43,419	(0)
Total financial liabilities, book value	[2]	48,320	(0)
Special Tax Regularization Program Pert [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[2]	340,025	361,080
Total financial liabilities, book value	[2]	404,075	421,694
P I S And Cofins To Be Refunded To Consumers [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[1]	1,995,158	3,326,795
Total financial liabilities, book value	[1]	1,995,158	3,326,795
Accounts Payable To Suppliers [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[1]	2,215,470	2,710,984
Total financial liabilities, book value	[1]	2,215,470	2,710,984
Loans And Financing [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[2]	4,171,789	3,313,645
Total financial liabilities, book value	[2]	4,694,957	3,738,269
Debentures [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[3]	7,688,396	8,240,769
Total financial liabilities, book value	[3]	7,887,077	8,240,769
Accounts Payable Related To Concession [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[4]	1,051,710	1,009,867
Total financial liabilities, book value	[4]	937,542	903,959
Fair Value In The Purchase And Sale Of Power [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, fair value	[5]	738,703	545,468
Total financial liabilities, book value	[5]	738,703	545,468
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value		5,728,351	6,248,524
Total financial assets, fair value		5,728,351	6,248,524
Financial assets at fair value through profit or loss, category [member] | Copel Energia | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	2,678,457	3,472,845
Total financial assets, fair value	[1]	2,678,457	3,472,845
Financial assets at fair value through profit or loss, category [member] | Bonds And Securities One [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[6]	(0)	14,571
Total financial assets, fair value	[6]	(0)	14,571
Financial assets at fair value through profit or loss, category [member] | Renegotiation of hydrological risk - GSF | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[6]	431,056	346,487
Total financial assets, fair value	[6]	431,056	346,487
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Related To The Distribution Concession [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[7]	1,442,819	1,433,734
Total financial assets, fair value	[7]	1,442,819	1,433,734
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Related To The Generation Concession [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[7]	68,642	102,220
Total financial assets, fair value	[7]	68,642	102,220
Financial assets at fair value through profit or loss, category [member] | Regulatory charges | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[5]	(0)	2,907
Total financial assets, fair value	[5]		2,907
Financial assets at fair value through profit or loss, category [member] | Fair Value In The Purchase And Sale Of Power In The Active Market [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[5]	1,081,758	855,775
Total financial assets, fair value	[5]	1,081,758	855,775
Financial assets at fair value through profit or loss, category [member] | Contract11Member | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[8]	15,372	14,072
Total financial assets, fair value	[8]	15,372	14,072
Financial assets at fair value through profit or loss, category [member] | Eletrobras | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[8]	10,247	5,913
Total financial assets, fair value	[8]	10,247	5,913
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value		4,600,256	6,156,703
Total financial assets, fair value		4,700,077	6,227,404
Financial assets at amortised cost, category [member] | Collaterals And Escrow Accounts [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	157	182
Total financial assets, fair value	[1]	157	182
Financial assets at amortised cost, category [member] | Collaterals And Escrow Accounts 1 [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value			142,764
Total financial assets, fair value			115,643
Financial assets at amortised cost, category [member] | Trade Accounts Receivable Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	3,451,869	4,515,426
Total financial assets, fair value	[1]	3,451,869	4,515,426
Financial assets at amortised cost, category [member] | Sectorial financial assets [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[1]	381,398	767,480
Total financial assets, fair value	[1]	381,398	767,480
Financial assets at amortised cost, category [member] | Statement Table
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[9]	766,832	730,851
Total financial assets, fair value	[9]	866,653	828,673
Fair Value Through Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value		10,295	(0)
Total financial liabilities, fair value		10,295	(0)
Fair Value Through Other Comprehensive Income [Member] | Certified Emission Reductions [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	[4]	10,295	(0)
Total financial liabilities, fair value	[4]	R$ 10,295	R$ (0)

[1]	Equivalent to their respective book values due to their nature and terms of realization.
[2]	The cost of the highest value of the last funding carried out by the Company, CDI + spread of 1.22%, is used as a basic assumption for the discount of the expected payment flows.
[3]	Calculated according to the quotation of the last trade in the secondary market through the average price of the Unit Price - PU on December 31, 2022, obtained from the Brazilian Association of Financial and Capital Market Entities - Anbima.
[4]	The actual pre-tax discount rate of 8.65% p.a. was used, compatible with the rate estimated by the Company for long-term projects.
[5]	The fair values of assets and liabilities are equivalent to their book values (Note 4.15).
[6]	Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government
[7]	Financial assets with fair values similar to book values (Note 4.4).
[8]	Investments in other companies, stated at fair value, which is calculated according to the price quotations published in an active market, for assets classified as level 1 and determined in view of the comparative assessment model for assets classified as level 2.
[9]	Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by Aneel auction notice 12/2015 (9.04%).